Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Cash additions	$ 13,934	$ 9,854
Adjustment for asset retirement obligations		171
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	$ 779	2,712
Power Manager Business | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		$ 495